Related Parties (Details Textual) - USD ($)		1 Months Ended	12 Months Ended			23 Months Ended
	Jul. 01, 2012	Dec. 20, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Related Party Transaction [Line Items]
Issuance of ordinary shares			$ 760,000	$ 1,742,000	$ 336,000
Percentage of success fee			6.00%
Percentage of success fee, M&A transactions			3.50%
Exercise price of options			$ 3.8
Director Fees [Member]
Related Party Transaction [Line Items]
Shares issued for services				2,652
Cukierman and Co. [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction		$ 5,000	$ 10,000			$ 8,500
Options granted		22,360
Shares issued for services			4,065	17,747	20,932
Cukierman and Co. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of success fee			4.00%
Cukierman and Co. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of success fee			6.00%
Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction	$ 6,400
Shares issued for services			0	17,079	7,787
THCAP [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction			$ 3,700
Shares issued for services			0	6,004	9,868
THCAP [Member] | Director Fees [Member]
Related Party Transaction [Line Items]
Shares issued for services			0	2,405	1,219